Interim Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets and goodwill	€ 33,775	€ 13,238
Property, plant and equipment	207,660	168,264
Right-of-use assets	43,801	32,129
Other assets	1,688	1,731
Deferred tax assets	1,306	2,861
Total non-current assets	288,230	218,223
Current assets
Assets held for sale	3,828
Inventories	7,868	56,159
Trade receivables	6,170	18,504
Other financial assets	2,599	4,648
Prepaid expenses and other assets	60,952	49,244
Cash and cash equivalents	540,865	811,464
Total current assets	622,282	940,019
Total assets	910,512	1,158,242
Equity
Issued capital	22,834	22,454
Capital reserve	1,781,316	1,728,658
Treasury Shares	(1,734)	(5,817)
Accumulated deficit	(1,177,030)	(1,056,785)
Other comprehensive income	(398)	(34)
Total equity	624,988	688,476
Non-current liabilities
Lease liabilities	36,609	25,423
Contract liabilities	76,279	86,345
Other liabilities	284	264
Total non-current liabilities	113,172	112,032
Current liabilities
Lease liabilities	4,652	3,469
Trade and other payables	52,608	127,703
Other liabilities	78,967	170,073
Income taxes payable	587	739
Contract liabilities	35,538	55,750
Total current liabilities	172,352	357,734
Total liabilities	285,524	469,766
Total equity and liabilities	€ 910,512	€ 1,158,242